Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	LAKELAND FINANCIAL CORP
Entity Incorporation, State Country Name	IN
Entity File Number	0-11487
Entity Tax Identification Number	35-1559596
Entity Address, Address Line One	202 East Center Street,
Entity Address, City or Town	Warsaw
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46580
City Area Code	574
Local Phone Number	267-6144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	LKFN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000721994
Amendment Flag	false